REVENUE AND OTHER INCOME (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Sale of goods	¥ 821,792	¥ 793,745	¥ 1,017,146
Other income
Interest income	32	1,791	707
Gain on disposal of fixed assets	70	0	0
Reversal of provision for litigation claim originally estimated under current liabilities	0	1,650	0
Rental income	14,151	11,792	0
Other Income	¥ 14,253	¥ 15,233	¥ 707